Derivatives and hedge accounting - Cash flow hedging - impact of hedging instruments on the statement of profit or loss and other comprehensive income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Discontinued hedges
Disclosure of detailed information about hedged items [line items]
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)
Discontinued hedges | Market risk
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period		(13)
Amount reclassified from CFH reserve to profit or loss		(90)
Discontinued hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period		674
Amount reclassified from CFH reserve to profit or loss		(306)
Derivatives | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	3,986	2,096
Carrying amount cash flow hedge reserve at the end of the reporting period	(4,227)	(262)
Amount reclassified from CFH reserve to profit or loss	(313)	(838)
Change in value of hedging instrument recognised in OCI	(3,982)	(1,574)
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)	20	1
Derivatives | Cash flow hedges | Market risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(51)	(92)
Carrying amount cash flow hedge reserve at the end of the reporting period	(18)	(49)
Amount reclassified from CFH reserve to profit or loss	(263)	(235)
Change in value of hedging instrument recognised in OCI	296	250
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)	(1)	3
Derivatives | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	4,037	2,188
Carrying amount cash flow hedge reserve at the end of the reporting period	(4,210)	(214)
Amount reclassified from CFH reserve to profit or loss	(50)	(603)
Change in value of hedging instrument recognised in OCI	(4,279)	(1,825)
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)	21	(2)
Derivatives | Discontinued hedges | Market risk
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period	4
Amount reclassified from CFH reserve to profit or loss	(5)
Derivatives | Discontinued hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period	330
Amount reclassified from CFH reserve to profit or loss	(263)
Lending | Market risk | Floating rate
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(47)	(90)
Carrying amount cash flow hedge reserve at the end of the reporting period	(16)	(19)
Amount reclassified from CFH reserve to profit or loss	(269)	(153)
Lending | Interest rate risk | Floating rate
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	4,817	2,937
Carrying amount cash flow hedge reserve at the end of the reporting period	(5,460)	(1,132)
Amount reclassified from CFH reserve to profit or loss	395	(454)
Borrowings by name | Market risk | Floating rate
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(7)	(2)
Carrying amount cash flow hedge reserve at the end of the reporting period	(4)	(16)
Amount reclassified from CFH reserve to profit or loss	14	9
Borrowings by name | Interest rate risk | Floating rate
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(775)	(915)
Carrying amount cash flow hedge reserve at the end of the reporting period	923	366
Amount reclassified from CFH reserve to profit or loss	(181)	143
Other | Market risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	4
Carrying amount cash flow hedge reserve at the end of the reporting period	(2)	(1)
Amount reclassified from CFH reserve to profit or loss	(3)	(1)
Other | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period		165
Carrying amount cash flow hedge reserve at the end of the reporting period		(122)
Amount reclassified from CFH reserve to profit or loss		€ 15
Other | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(5)
Carrying amount cash flow hedge reserve at the end of the reporting period	(2)
Amount reclassified from CFH reserve to profit or loss